Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica International Equity

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The following replaces the third paragraph of the Principal Investment Strategies for Transamerica International Equity disclosed in the Transamerica Funds Retail and Class I2 Prospectuses and Summary Prospectuses:

The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the Morgan Stanley Capital International EAFE Index. The sub-adviser’s analysts also perform rigorous fundamental analysis. A portfolio composed of 80-110 stocks is selected as a result of this process. The sub-adviser generally limits its investment universe to those companies with a minimum of three years of operating history. The sub-adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

* * *

Investors Should Retain this Supplement for Future Reference

December 3, 2014

Retail Class | Transamerica International Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica International Equity

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The following replaces the third paragraph of the Principal Investment Strategies for Transamerica International Equity disclosed in the Transamerica Funds Retail and Class I2 Prospectuses and Summary Prospectuses:

The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the Morgan Stanley Capital International EAFE Index. The sub-adviser’s analysts also perform rigorous fundamental analysis. A portfolio composed of 80-110 stocks is selected as a result of this process. The sub-adviser generally limits its investment universe to those companies with a minimum of three years of operating history. The sub-adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

* * *

Investors Should Retain this Supplement for Future Reference

December 3, 2014

Class I2 | Transamerica International Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica International Equity

Supplement to the Currently Effective Prospectuses and Summary Prospectuses

* * *

The following replaces the third paragraph of the Principal Investment Strategies for Transamerica International Equity disclosed in the Transamerica Funds Retail and Class I2 Prospectuses and Summary Prospectuses:

The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the Morgan Stanley Capital International EAFE Index. The sub-adviser’s analysts also perform rigorous fundamental analysis. A portfolio composed of 80-110 stocks is selected as a result of this process. The sub-adviser generally limits its investment universe to those companies with a minimum of three years of operating history. The sub-adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.

* * *

Investors Should Retain this Supplement for Future Reference

December 3, 2014